Note 1 - Nature of Operations (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss Attributable to Parent	$ (8,084,646)	$ (13,747,480)	$ (8,857,440)
Accumulated Deficit	$ (93,705,585)	$ (85,620,939)